Advances to Suppliers and Other (Details) - USD ($)		12 Months Ended
	May 05, 2023	Dec. 31, 2022	Jun. 30, 2023
Advances to Suppliers and Other (Details) [Line Items]
Long-term lease			$ 1,000,000
Suppliers amount		$ 4,716,491	$ 1,924,465
Advanced received	$ 4,000,000	4,200,000
Suppliers [Member]
Advances to Suppliers and Other (Details) [Line Items]
Suppliers amount		$ 4,201,354